NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 — NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (collectively with its subsidiary, the Company) is an Israeli Company incorporated in  1997.

The Company is a clinical stage specialty pharmaceutical company focused on developing and commercializing topical dermatological drug products. The Company’s lead product candidates are based upon its proprietary microencapsulation delivery system, consisting of microcapsules made of precipitated silica. The most advanced investigational drugs in the Company's product pipeline are: (i) Twyneo®, which is developed for the treatment of acne vulgaris. The New Drug Application ("NDA") for Twyneo® was accepted by the U.S. Food and Drug Administration (the “FDA”), which assigned a Prescription Drug User Fee Act ("PDUFA") goal date of August 1, 2021; and (ii) Epsolay®, a potential treatment for subtype II rosacea. The NDA for Epsolay® was accepted by the FDA, which assigned a PDUFA goal date of April 26, 2021. In addition to the novel product candidates, the Company’s products include the generic product Acyclovir and other generic product candidates.
The Company has a wholly owned U.S. subsidiary - Sol-Gel Technologies Inc. (the "Subsidiary"). The Subsidiary supports the Company with regard to marketing, regulatory affairs and business development relating to its products and technology in the U.S.

Since incorporation through December 31, 2020, the Company has an accumulated deficit of approximately $181,363 thousand and its activities have been funded mainly by its shareholders and collaboration revenues. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable.

Management is considering raising additional funding from different sources, such as corporate collaborations, licensing of its branded products or similar arrangements, public or private equity offerings and/or debt financings, and/or selling shares under the Company's Open Market Sale Agreement with Jefferies LLC. Management expects that the Company's cash and cash equivalents, deposits and marketable securities as of December 31, 2020 will allow the Company to fund its operating plan through at least the next 12 months from the financial statement issuance date.

In December 2019, COVID-19 was identified in Wuhan, China. This virus continues to spread globally and, as of December 2020, has spread to over 50 countries, including the United States and Israel. The Company is subject to risks and uncertainties as a result of the COVID-19 pandemic.

As of December 31, 2020, the main impact on the Company's operations resulting from COVID-19 was the decline in revenues of Acyclovir in the second quarter.  Management believes that such decline was mainly attributed to travel restrictions and stay-at-home-orders.

The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company's business, results of operations and financial condition, including revenues from collaboration arrangements, expenses, reserves and allowances, manufacturing, supply, regulatory approvals, clinical trials, commercial launch of branded and generic product candidates,  research and development costs and employee-related amounts, will depend on future developments that are highly uncertain and cannot be predicted. The Company continues to monitor and assess new information related to the COVID-19 pandemic, the actions taken to contain or treat COVID-19, as well as the economic impact on the different markets.

Furthermore, the estimation process required to prepare the Company’s consolidated financial statements requires assumptions to be made about future events and conditions and the impact of COVID-19 on its financial results, and while management believes such assumptions are reasonable, they are inherently subjective and uncertain. The Company’s actual results could differ materially from those estimates.